TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2022	2021
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	1,029	1,043
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	43	19
Acquisition consideration	26	34
	1,098	1,096
Other payables due after one year
Acquisition consideration	66	57
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	13	–
Other payables	11	10
	90	67